CONCENTRATION AND RISKS (Table)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Summary of customers contribution	Customers contributed more than 10% of total revenues are as below:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Customer A	—	—	17%